Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 30, 2016
Registrant Name	dei_EntityRegistrantName	Putnam RetirementReady Funds
Central Index Key	dei_EntityCentralIndexKey	0001295293
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	PRR
Document Creation Date	dei_DocumentCreationDate	Sep. 02, 2016
Document Effective Date	dei_DocumentEffectiveDate	Aug. 30, 2016
Prospectus Date	rr_ProspectusDate	Nov. 30, 2015
Putnam RetirementReady 2060 Fund
Risk Return Abstract	rr_RiskReturnAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Nov. 30, 2016
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund's operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Putnam RetirementReady 2060 Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.78%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.67%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.66%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 672
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 898
Putnam RetirementReady 2060 Fund | Class B
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[5]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.78%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.42%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.66%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 679
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	875
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	179
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 575
Putnam RetirementReady 2060 Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[6]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.78%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.42%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.66%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 279
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	575
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	179
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 575
Putnam RetirementReady 2060 Fund | Class M
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.78%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.17%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.66%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.51%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 498
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 831
Putnam RetirementReady 2060 Fund | Class R
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.78%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.92%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.66%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.26%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 421
Putnam RetirementReady 2060 Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.71%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.35%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.66%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 70
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 242
Putnam RetirementReady 2060 Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.78%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.42%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.66%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 78
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 264
Putnam RetirementReady 2055 Fund
Risk Return Abstract	rr_RiskReturnAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Nov. 30, 2016
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Putnam RetirementReady 2055 Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	2.30%	[7]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	3.19%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.09%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 681
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,317
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,976
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,732
Putnam RetirementReady 2055 Fund | Class B
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[5]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	2.30%	[7]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	3.94%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.09%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 688
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,309
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,048
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,862
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	188
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,009
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,848
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,862
Putnam RetirementReady 2055 Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[6]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	2.30%	[7]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	3.94%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.09%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 288
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,009
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,848
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,025
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	188
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,009
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,848
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,025
Putnam RetirementReady 2055 Fund | Class M
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	2.30%	[7]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	3.69%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.09%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 507
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,253
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,019
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,023
Putnam RetirementReady 2055 Fund | Class R
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	2.30%	[7]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	3.44%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.09%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 137
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	862
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,609
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,581
Putnam RetirementReady 2055 Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	2.14%	[8]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.78%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.09%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 70
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	663
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,283
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,956
Putnam RetirementReady 2055 Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	2.30%	[7]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.94%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.09%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	712
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,363
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,112
Putnam RetirementReady 2050 Fund
Risk Return Abstract	rr_RiskReturnAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Nov. 30, 2016
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Putnam RetirementReady 2050 Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.69%	[7]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.59%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.46%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.13%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 684
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,006
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,350
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,319
Putnam RetirementReady 2050 Fund | Class B
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[5]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.69%	[7]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.34%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.46%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.88%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 691
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	986
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,409
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,453
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	191
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	686
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,209
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,453
Putnam RetirementReady 2050 Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[6]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.69%	[7]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.34%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.46%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.88%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 291
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	686
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,209
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,641
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	191
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	686
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,209
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,641
Putnam RetirementReady 2050 Fund | Class M
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.69%	[7]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.09%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.46%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.63%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 510
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	939
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,394
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,651
Putnam RetirementReady 2050 Fund | Class R
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.69%	[7]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.84%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.46%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.38%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 140
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	534
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	953
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,121
Putnam RetirementReady 2050 Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.51%	[8]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.16%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.46%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	323
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	594
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,368
Putnam RetirementReady 2050 Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.69%	[7]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.34%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.46%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.88%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 90
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	379
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	690
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,573
Putnam RetirementReady 2045 Fund
Risk Return Abstract	rr_RiskReturnAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Nov. 30, 2016
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund's operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Putnam RetirementReady 2045 Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.56%	[7]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.47%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.11%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 682
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	980
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,299
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,202
Putnam RetirementReady 2045 Fund | Class B
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[5]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.56%	[7]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.22%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 689
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	960
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,357
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,336
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	189
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	660
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,157
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,336
Putnam RetirementReady 2045 Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[6]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.56%	[7]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.22%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 289
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	660
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,157
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,526
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	189
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	660
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,157
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,526
Putnam RetirementReady 2045 Fund | Class M
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.56%	[7]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.97%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.61%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 508
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	913
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,343
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,537
Putnam RetirementReady 2045 Fund | Class R
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.56%	[7]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.72%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.36%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 138
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	507
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	900
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,000
Putnam RetirementReady 2045 Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.41%	[8]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.07%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 73
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	305
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	555
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,273
Putnam RetirementReady 2045 Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.56%	[7]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.22%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 88
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	352
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	636
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,445
Putnam RetirementReady 2040 Fund
Risk Return Abstract	rr_RiskReturnAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Nov. 30, 2016
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Putnam RetirementReady 2040 Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.45%	[7]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.37%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.14%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 685
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	963
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,261
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,108
Putnam RetirementReady 2040 Fund | Class B
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[5]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.45%	[7]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.12%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.89%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 692
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	942
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,318
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,242
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	192
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	642
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,118
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,242
Putnam RetirementReady 2040 Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[6]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.45%	[7]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.12%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.89%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 292
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	642
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,118
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,434
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	192
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	642
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,118
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,434
Putnam RetirementReady 2040 Fund | Class M
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.45%	[7]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.87%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.64%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 511
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	896
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,305
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,446
Putnam RetirementReady 2040 Fund | Class R
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.45%	[7]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.62%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 142
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	489
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	860
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,903
Putnam RetirementReady 2040 Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.28%	[8]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.95%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.72%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 74
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	280
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	503
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,145
Putnam RetirementReady 2040 Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.45%	[7]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.12%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.89%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	333
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	595
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,343
Putnam RetirementReady 2035 Fund
Risk Return Abstract	rr_RiskReturnAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Nov. 30, 2016
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Putnam RetirementReady 2035 Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.42%	[7]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.34%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.12%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 683
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	955
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,247
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,077
Putnam RetirementReady 2035 Fund | Class B
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[5]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.42%	[7]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.09%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.87%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 690
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	934
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,304
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,211
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	190
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	634
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,104
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,211
Putnam RetirementReady 2035 Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[6]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.42%	[7]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.09%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.87%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 290
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	634
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,104
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,403
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	190
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	634
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,104
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,403
Putnam RetirementReady 2035 Fund | Class M
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.42%	[7]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.84%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.62%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 509
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	888
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,291
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,416
Putnam RetirementReady 2035 Fund | Class R
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.42%	[7]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.59%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.37%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 139
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	480
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	845
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,871
Putnam RetirementReady 2035 Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.27%	[8]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.94%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.72%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 74
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	278
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	499
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,135
Putnam RetirementReady 2035 Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.42%	[7]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.09%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.87%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 89
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	325
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	580
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,309
Putnam RetirementReady 2030 Fund
Risk Return Abstract	rr_RiskReturnAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Nov. 30, 2016
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund's operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Putnam RetirementReady 2030 Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.39%	[7]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.28%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.11%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 682
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	942
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,222
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,017
Putnam RetirementReady 2030 Fund | Class B
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[5]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.39%	[7]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.03%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 689
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	920
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,277
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,152
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	189
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	620
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,077
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,152
Putnam RetirementReady 2030 Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[6]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.39%	[7]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.03%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 289
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	620
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,077
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,345
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	189
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	620
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,077
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,345
Putnam RetirementReady 2030 Fund | Class M
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.39%	[7]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.78%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.61%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 508
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	875
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,265
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,358
Putnam RetirementReady 2030 Fund | Class R
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.39%	[7]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.53%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.36%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 138
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	467
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	818
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,809
Putnam RetirementReady 2030 Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.22%	[8]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.86%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 70
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	257
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	460
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,244
Putnam RetirementReady 2030 Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.39%	[7]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.03%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 88
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	311
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	552
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,993
Putnam RetirementReady 2025 Fund
Risk Return Abstract	rr_RiskReturnAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Nov. 30, 2016
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Putnam RetirementReady 2025 Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.40%	[7]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.26%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 677
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	933
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,209
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,045
Putnam RetirementReady 2025 Fund | Class B
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[5]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.40%	[7]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.01%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 684
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	911
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,264
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,128
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	184
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	611
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,064
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,128
Putnam RetirementReady 2025 Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[6]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.40%	[7]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.01%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 284
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	611
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,064
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,322
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	184
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	611
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,064
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,322
Putnam RetirementReady 2025 Fund | Class M
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.40%	[7]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.76%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.56%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 503
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	866
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,253
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,335
Putnam RetirementReady 2025 Fund | Class R
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.25%	[8]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.51%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.31%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 133
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	458
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	805
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,784
Putnam RetirementReady 2025 Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.25%	[8]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.86%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.66%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 67
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	254
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	457
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,042
Putnam RetirementReady 2025 Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.40%	[7]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.01%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 83
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	302
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	538
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,218
Putnam RetirementReady 2020 Fund
Risk Return Abstract	rr_RiskReturnAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Nov. 30, 2016
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Putnam RetirementReady 2020 Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.40%	[7]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.25%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.07%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 678
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	932
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,206
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,984
Putnam RetirementReady 2020 Fund | Class B
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[5]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.40%	[7]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.00%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.82%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 685
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	910
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,261
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,119
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	185
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	610
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,061
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,119
Putnam RetirementReady 2020 Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[6]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.40%	[7]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.00%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.82%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 285
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	610
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,061
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,313
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	185
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	610
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,061
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,313
Putnam RetirementReady 2020 Fund | Class M
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.40%	[7]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.75%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.57%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 504
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	865
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,249
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,326
Putnam RetirementReady 2020 Fund | Class R
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.40%	[7]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.50%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.32%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 134
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	456
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	801
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,775
Putnam RetirementReady 2020 Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.23%	[8]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.83%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	247
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	443
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,009
Putnam RetirementReady 2020 Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.40%	[7]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.00%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.82%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 84
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	300
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	535
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,208
Putnam Retirement Income Fund Lifestyle 1
Risk Return Abstract	rr_RiskReturnAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Nov. 30, 2016
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Putnam Retirement Income Fund Lifestyle 1 | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.61%	[7]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.44%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 499
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	797
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,116
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,020
Putnam Retirement Income Fund Lifestyle 1 | Class B
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[5]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.61%	[7]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.19%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 679
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	944
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,335
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,300
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	179
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	644
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,135
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,300
Putnam Retirement Income Fund Lifestyle 1 | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[6]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.61%	[7]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.19%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 279
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	644
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,135
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,490
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	179
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	644
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,135
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,490
Putnam Retirement Income Fund Lifestyle 1 | Class M
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.25%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.61%	[7]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.69%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.26%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 449
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	800
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,174
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,223
Putnam Retirement Income Fund Lifestyle 1 | Class R
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.61%	[7]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.69%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.26%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	491
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	877
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,962
Putnam Retirement Income Fund Lifestyle 1 | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.48%	[8]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.06%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.63%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 64
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	294
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	543
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,255
Putnam Retirement Income Fund Lifestyle 1 | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.61%	[7]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.19%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 78
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	335
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	613
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,405

[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	Other expenses are based on estimated amounts for the current fiscal year. Restated to reflect current fees resulting from a change to the fund's investor servicing arrangements effective September 1, 2016.
[3]	Restated to reflect investment by the fund in class G shares of Putnam Government Money Market Fund and class P shares of the other underlying funds.
[4]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through 11/30/16. This obligation may be modified or discontinued only with approval of the Board of Trustees.
[5]	This charge is phased out over six years.
[6]	This charge is eliminated after one year.
[7]	Restated to reflect current fees resulting from a change to the fund's investor servicing arrangements effective September 1, 2016.
[8]	Other expenses are based on expenses of class A shares for the fund's last fiscal year, restated to reflect the lower investor servicing fees applicable to class R6 shares.